Leases and Other Liabilities - Summary of Leases and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases and other liabilities [line items]
Lease liabilities	$ 3,113	$ 1,618	$ 1,755
Mining contractor liability	3,500	5,950	5,940
Other liabilities	6,613	7,568	7,695
Office leases [member]
Disclosure of quantitative information about leases and other liabilities [line items]
Lease liabilities	1,199	1,614	1,743
Cars and equipment leases [member]
Disclosure of quantitative information about leases and other liabilities [line items]
Lease liabilities	69	4	12
Land lease [member]
Disclosure of quantitative information about leases and other liabilities [line items]
Lease liabilities	$ 1,845	$ 0	$ 0